Schedule of prepayments, receivables and other assets (Details) - USD ($) $ in Thousands		Mar. 31, 2025	Sep. 30, 2024
Prepayments Receivables And Other Assets Net
Deposit, net	[1]	$ 5,344	$ 5,818
Prepaid expenses, net	[1]	1,060	1,324
Deductible input value-added tax		892	811
Advance to employees, net		119	124
Others, net		15	43
Prepayments, receivables and other assets, net		$ 7,430	$ 8,120

[1]	During the year ended September 30, 2024, the Company has paid a total of US$5,800 as deposits to third party consulting service providers for the future financing and investing activities, such as merger and acquisition transactions. During the six months ended March 31, 2025, US$500 was recognized as expense as the Company has accepted some investing consulting services provided. As of the issuance date of this unaudited interim condensed consolidated financial statements, US$700 has been returned to the Company. No provision of expected credit losses of these deposit has been recorded as of September 30, 2024 and March 31, 2025.